LEASES - Supplemental Information Related to Operating Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Other assets - Right-of-Use assets	$ 1,824	$ 1,200
Accumulated amortization	1,337	716
Operating lease Right-of-Use assets, net	487	484
Operating Lease, Liabilities
Lease liabilities – current - accrued expenses and other liabilities	401	381
Lease liabilities – noncurrent	108	108
Operating Lease, Liability, Total	$ 509	$ 489
Weighted average remaining lease term in years	2 years 3 months
Weighted average annual discount rate	9.00%